Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
April 30, 2024
AFBT-NPRT3-0624
1.800321.120
Common Stocks - 97.2%
	Shares	Value ($)
Biotechnology - 92.3%
Biotechnology - 92.3%
AbbVie, Inc.	2,387,980	388,381,066
Acelyrin, Inc. (a)	764,147	3,194,134
Aerovate Therapeutics, Inc. (b)	224,000	4,482,240
Allakos, Inc. (b)	1,918,400	2,014,320
Allogene Therapeutics, Inc. (b)	555,400	1,532,904
Alnylam Pharmaceuticals, Inc. (b)	400,886	57,707,540
ALX Oncology Holdings, Inc. (a)(b)	649,295	11,051,001
Amgen, Inc.	513,703	140,723,800
AnaptysBio, Inc. (a)(b)	130,824	3,184,256
Annexon, Inc. (a)(b)	1,315,548	5,985,743
Apogee Therapeutics, Inc.	470,123	23,647,187
Arcellx, Inc. (b)	178,800	8,943,576
Argenx SE ADR (b)	104,900	39,389,950
Arrowhead Pharmaceuticals, Inc. (b)	399,890	9,045,512
Ascendis Pharma A/S sponsored ADR (a)(b)	474,825	65,734,773
Astria Therapeutics, Inc. (b)	782,951	7,187,490
Astria Therapeutics, Inc. warrants (b)	247,630	1,143,120
Autolus Therapeutics PLC ADR (b)	1,947,646	7,167,337
AVROBIO, Inc. (c)(d)(e)	136,300	1,689,995
Blueprint Medicines Corp. (b)	223,626	20,425,999
Boundless Bio, Inc.	9,400	93,060
Boundless Bio, Inc. (h)	189,933	1,880,337
BridgeBio Pharma, Inc. (b)	95,800	2,454,396
BridgeBio Pharma, Inc. (d)	393,764	10,088,234
Cargo Therapeutics, Inc. (a)	180,551	3,448,524
Celldex Therapeutics, Inc. (a)(b)	513,652	19,220,858
Cogent Biosciences, Inc. (a)(b)	2,015,200	13,098,800
Crinetics Pharmaceuticals, Inc. (b)	367,800	16,116,996
Cytokinetics, Inc. (b)	630,371	38,654,350
Dianthus Therapeutics, Inc. (a)(b)	500,662	10,689,134
Exact Sciences Corp. (b)	311,500	18,487,525
Insmed, Inc. (b)	763,300	18,868,776
Janux Therapeutics, Inc. (a)(b)	391,585	22,320,345
Keros Therapeutics, Inc. (b)	409,600	23,097,344
Kymera Therapeutics, Inc. (b)	43,000	1,445,660
Legend Biotech Corp. ADR (b)	75,100	3,284,874
Madrigal Pharmaceuticals, Inc. (a)(b)	81,600	16,648,032
Merus BV (b)	76,400	3,431,124
Monte Rosa Therapeutics, Inc. (b)	632,258	3,363,613
Moonlake Immunotherapeutics (a)(b)	204,962	8,384,995
Morphic Holding, Inc. (b)	217,512	5,931,552
Nuvalent, Inc. Class A (b)	341,177	23,500,272
ORIC Pharmaceuticals, Inc. (a)(b)	581,716	5,136,552
Oruka Therapeutics, Inc. (c)(d)(e)	673,378	4,000,000
Q32 Bio, Inc. (b)	22,954	628,940
Regeneron Pharmaceuticals, Inc. (b)	146,800	130,748,888
Revolution Medicines, Inc. (b)	456,000	16,999,680
Sarepta Therapeutics, Inc. (b)	200,300	25,369,998
Scholar Rock Holding Corp. (b)	513,280	7,529,818
Scholar Rock Holding Corp. warrants 12/31/25 (b)(d)	6,000	49,546
Shattuck Labs, Inc. (a)(b)	1,318,444	13,817,293
Spyre Therapeutics, Inc. (b)	479,168	15,826,919
Tango Therapeutics, Inc. (b)	406,869	3,132,891
Tango Therapeutics, Inc. (d)	317,852	2,447,460
Tyra Biosciences, Inc. (a)(b)	288,000	4,924,800
Tyra Biosciences, Inc. (d)	390,888	6,684,185
Vaxcyte, Inc. (b)	598,729	36,253,041
Vertex Pharmaceuticals, Inc. (b)	157,400	61,828,294
Viking Therapeutics, Inc. (a)(b)	716,687	57,033,951
Viridian Therapeutics, Inc. (b)	1,284,907	17,037,867
Xenon Pharmaceuticals, Inc. (b)	428,758	17,429,013
Zentalis Pharmaceuticals, Inc. (a)(b)	667,156	7,378,745
		1,501,398,625
Pharmaceuticals - 4.9%
Pharmaceuticals - 4.9%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(e)	1,915,787	383,157
Alto Neuroscience, Inc. (a)	289,600	4,491,696
Contineum Therapeutics, Inc. Class A (a)	264,800	4,130,880
Edgewise Therapeutics, Inc. (b)	315,900	5,667,246
Enliven Therapeutics, Inc. (a)(b)	676,113	11,757,605
Enliven Therapeutics, Inc. (d)	73,200	1,272,948
Enliven Therapeutics, Inc. rights (b)(e)	739,725	7
Intra-Cellular Therapies, Inc. (b)	1,000	71,810
Longboard Pharmaceuticals, Inc. (b)	445,970	9,499,161
Merck & Co., Inc.	144,900	18,723,978
Neumora Therapeutics, Inc.	306,900	2,789,721
Structure Therapeutics, Inc. ADR (b)	108,900	4,295,016
UCB SA	131,700	17,505,532
		80,588,757
TOTAL COMMON STOCKS (Cost $1,069,113,272)		1,581,987,382

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
Biotechnology - 1.7%
Biotechnology - 1.7%
Bright Peak Therapeutics, Inc. Series B (b)(d)(e)	1,920,122	3,187,403
Endeavor BioMedicines, Inc. Series C (d)(e)	526,643	3,436,135
Fog Pharmaceuticals, Inc. Series D (b)(d)(e)	239,281	1,462,007
LifeMine Therapeutics, Inc. Series C (b)(d)(e)	1,950,028	3,685,553
Rapport Therapeutics, Inc. Series B (d)(e)	1,430,189	2,817,472
Sonoma Biotherapeutics, Inc.:
Series B (b)(d)(e)	1,967,762	5,647,477
Series B1 (b)(d)(e)	1,049,456	3,389,743
T-Knife Therapeutics, Inc. Series B (b)(d)(e)	1,300,097	4,784,357
Treeline Biosciences Series A (b)(d)(e)	47,600	389,844
		28,799,991
Financial Services - 0.2%
Diversified Financial Services - 0.2%
Kartos Therapeutics, Inc. Series C (d)(e)	530,692	3,003,717
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (b)(d)(e)	580,277	3,087,074
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (b)(d)(e)	1,915,787	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $42,254,339)		34,890,801

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	14,589,867	14,592,785
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	79,428,583	79,436,526
TOTAL MONEY MARKET FUNDS (Cost $94,025,188)		94,029,311

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $1,205,392,799)	1,710,907,494
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(83,687,962)
NET ASSETS - 100.0%	1,627,219,532

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,123,169 or 3.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,880,337 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

AVROBIO, Inc.	1/30/24	1,689,995

BridgeBio Pharma, Inc.	9/25/23	10,737,944

Bright Peak Therapeutics, Inc. Series B	5/14/21	7,499,997

Endeavor BioMedicines, Inc. Series C	4/22/24	3,436,135

Enliven Therapeutics, Inc.	3/19/24	1,024,800

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

Kartos Therapeutics, Inc. Series C	8/22/23	3,000,002

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Oruka Therapeutics, Inc.	4/03/24	4,000,000

Rapport Therapeutics, Inc. Series B	8/11/23	2,398,813

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Tango Therapeutics, Inc.	8/09/23	1,636,938

Treeline Biosciences Series A	7/30/21	372,589

Tyra Biosciences, Inc.	2/02/24	5,085,453

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,192,363	445,775,004	445,375,043	510,816	461	-	14,592,785	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	200,794,912	494,528,181	615,886,567	1,133,938	-	-	79,436,526	0.3%
Total	214,987,275	940,303,185	1,061,261,610	1,644,754	461	-	94,029,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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